Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
FolioBeyond Alternative Income and Interest Rate Hedge ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	23.27%	7.61%	33.62%